Revenue - Contract Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current
Balance as of beginning	€ 97,587	€ 122,921
Additions	220,121	203,826
Reduction due to Recognition of Revenue	(303,748)	(279,691)
Divestment of affiliates	(1,069)
Reclassification from non-current to current	93,181	50,849
Translation differences and other	526	(318)
Balance as of end	106,599	97,587
Non-current
Balance as of beginning	155,287	206,136
Additions	94,574
Reclassification from non-current to current	(93,182)	(50,849)
Balance as of end	€ 156,679	€ 155,287